OPERATING PROFIT	12 Months Ended
Dec. 31, 2020
GROUP INCOME STATEMENT
OPERATING PROFIT

3 Operating profit

Accounting policy

Research and development

Research expenditure is expensed as incurred. Internal development expenditure is only capitalised if the recognition criteria in IAS 38 Intangible Assets have been satisfied. The Group considers that the regulatory, technical and market uncertainties inherent in the development of new products mean that in most cases development costs should not be capitalised as intangible assets until products receive approval from the appropriate regulatory body.

Payments to third parties for research and development projects are accounted for based on the substance of the arrangement. If the arrangement represents outsourced research and development activities the payments are generally expensed except in limited circumstances where the respective development expenditure would be capitalised under the principles established in IAS 38. By contrast, the payments are capitalised if the arrangement represents consideration for the acquisition of intellectual property developed at the risk of the third party.

Capitalised development expenditures are amortised on a straight-line basis over their useful economic lives from product launch.

Advertising costs

Advertising costs are expensed as incurred.

Group financial statements continued

Notes to the Group accounts continued

3 Operating profit continued

	2020	2019	2018
	$ million	$ million	$ million
Revenue	4,560	5,138	4,904
Cost of goods sold[1]	(1,396)	(1,338)	(1,298)
Gross profit	3,164	3,800	3,606
Research and development expenses[2]	(307)	(292)	(246)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(1,773)	(1,911)	(1,820)
Administrative expenses[3,4,5,6]	(789)	(782)	(677)
	(2,562)	(2,693)	(2,497)
Operating profit	295	815	863
1

2020 includes $6m charge relating to legal and other items and $15m charge relating to restructuring and rationalisation expenses (2019: $5m charge relating to legal and other items and $7m charge relating to restructuring and rationalisation expenses, 2018: $4m of legal and other items).

2	2020 includes $28m charge relating to legal and other items (2019: $24m, 2018: $9m).
3	2020 includes $63m of amortisation of software and other intangible assets (2019: $61m, 2018: $63m).
4

2020 includes $171m of amortisation and impairment of acquisition intangibles and $109m of restructuring and rationalisation expenses (2019: $143m of amortisation and impairment of acquisition intangibles and $127m of restructuring and rationalisation expenses, 2018: $113m of amortisation and impairment of acquisition intangibles and $120m of restructuring and rationalisation expenses).

5	2020 includes $55m charge relating to legal and other items (2019: $16m charge, 2018: $21m charge).
6	2020 includes $4m charge of acquisition and disposal related items (2019: $32m charge, 2018: $7m credit).

Note that items detailed in 1, 2, 4, 5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

Operating profit is stated after charging/(crediting) the following items:

	2020	2019	2018
	$ million	$ million	$ million
Other operating income	–	(147)	(107)
Amortisation of intangible assets	234	204	176
Impairment of intangible assets	12	2	3
Impairment of property, plant and equipment	5	4	5
Fair value remeasurement of trade investments	–	12	9
Depreciation of property, plant and equipment[1]	311	292	251
Loss on disposal of property, plant and equipment and intangible assets	34	16	19
Operating lease payments for land and buildings	–	–	32
Operating lease payments for other assets	–	–	25
Advertising costs	66	85	88

1 The 2020 depreciation charge includes $51m (2019: $50m, 2018: $nil)  related to right-of-use assets.

In 2019 other operating income comprises insurance recoveries for ongoing metal-on-metal hip claims (2018: insurance recovery relating to product liability claims involving macrotextured components voluntarily withdrawn from the market in 2003 and a gain relating to patent litigation). In 2019, $147m (2018: $84m) of other operating income was included with legal and other items, as explained in Note 2.6, and does not form part of trading profit, the segments’ profit measure.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2020	2019	2018
	Notes	$ million	$ million	$ million
Wages and salaries		1,392	1,435	1,330
Social security costs		190	193	176
Pension costs (including retirement healthcare)	18	78	76	65
Share-based payments	22	26	32	35
		1,686	1,736	1,606

During the year ended 31 December 2020, the average number of employees was 18,581 (2019: 18,030, 2018: 16,681).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2020	2019	2018
	$ million	$ million	$ million
Audit services:
Group accounts	5.0	3.8	2.6
Local statutory audit pursuant to legislation	2.0	2.7	3.4
Other services:
Audit related services	0.4	0.3	–
Total auditor’s remuneration	7.4	6.8	6.0
Arising:
In the UK	3.6	3.0	2.4
Outside the UK	3.8	3.8	3.6
	7.4	6.8	6.0